Exhibit 99.1

CHASE ISSUANCE TRUST

Form of Monthly Information Officer’s Certificate

Monthly Period: September 2009

The undersigned, a duly authorized representative of Chase Bank USA, National Association (the “Bank”), as Servicer pursuant to the Third Amended and Restated Transfer and Servicing Agreement, dated as of December 19, 2007 (as amended, supplemented or otherwise modified, the “Transfer and Servicing Agreement”), among the Bank, as Transferor, Servicer and Administrator, Chase Issuance Trust, as Issuing Entity, and Wells Fargo Bank, National Association, as Indenture Trustee and Collateral Agent, does hereby certify as follows:

Item 1121(a)(1):

(a)	Record Date: September 30, 2009

(b)	Interest Period: September 15, 2009 through October 14, 2009

(1)	Interest Period for New Issuances:

B2009-5: September 14, 2009 through October 14, 2009

C2009-6: September 14, 2009 through October 14, 2009

A2009-7: September 23, 2009 through October 14, 2009

B2009-6: September 23, 2009 through October 14, 2009

C2009-7: September 23, 2009 through October 14, 2009

A2009-8: September 30, 2009 through October 14, 2009

(c)	Determination Date: October 13, 2009

(d)	Distribution Date: October 15, 2009

CHASE BANK USA, NATIONAL ASSOCIATION, as Servicer

By:	/s/ Patricia Garvey
Name: Patricia Garvey
Title: Vice President